Financial Instruments - Schedule of Hedging Instruments Balances (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges, continuing hedges	¥ 1,215	¥ 1,010
Forward interest rate contracts
Disclosure of detailed information about hedging instruments [line items]
Reserve of cash flow hedges, continuing hedges	(13,323)	(15,795)
Cross currency interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	(27,354)	(53,627)
Balance in hedge cost reserve	(4,808)	(7,967)
Hedge related to acquisition
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	3,560	3,560
Foreign currency denominated bonds and loans
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges		324,759
Foreign currency denominated bonds
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	463,091
Forward exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Reserve of exchange differences on translation, continuing hedges	¥ 228,060	¥ 203,262